Supplemental Cash Flow Information and Non-Cash Activity (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash paid during the period for:
Interest		$ 5,731	$ 14,181	$ 15,691
Income taxes		3,260	7,030	4,474
Non-cash items from investing and financing activities:
Purchase of computer equipment financed through capital leases		3,297	0	0
Leasehold improvement paid by landlord		0	0	955
Issuance of stock in bond exchange		0	0	10,741
Investment in multi-client data library financed through trade payables		4,956	9,059	0
Segment Reporting Information [Line Items]
Transfer of inventory to property, plant and equipment		$ 0	$ 0	$ 17,662
Ocean Bottom Integrated Technologies
Segment Reporting Information [Line Items]
Transfer of inventory to property, plant and equipment	$ 17,700